7. RESTATEMENT OF FINANCIAL STATEMENTS	3 Months Ended
Oct. 31, 2020
Disclosure Text Block [Abstract]
NOTE 7 - RESTATEMENT OF FINANCIAL STATEMENTS

NOTE 7 – RESTATEMENT OF FINANCIAL STATEMENTS

The Company is filing this Amendment on Form 10-Q/A for the quarter ended October 31, 2020, to include the requisite accounting and footnotes to financial statements pertaining to the Stock Option granted by the Company on September 22, 2020, which was inadvertently omitted from Form 10-Q, filed with the Securities and Exchange Commission on December 16, 2020. See Note 2 regarding Stock-based Compensation.

The effects of the restatement are as follows:

	As Reported	Adjustment	As Restated
Consolidated Balance Sheets:
Additional paid-in capital	$ 15,004,900	$ 875,379	$ 15,880,279

Consolidated Statements of Operations
Consulting fees	58,725	875,379	934,104

Consolidated Statements of Cash Flows
Stock based compensation	0	875,379	875,379